CONDENSED CONSOLIDATED STATEMENTS OFCHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Sep. 30, 2023	$ 6	$ 2,604,328	$ 74,492	$ 668,730	$ (301,716)	$ 3,045,840
Balance, shares at Sep. 30, 2023	5,500,000
Net loss for the period				387,660		387,660
Appropriation to statutory reserve			38,996	(38,996)
Shareholder’s contribution		89,738				89,738
Foreign currency translation adjustments					24,166	24,166
Ending balance, value at Mar. 31, 2024	$ 6	2,694,066	113,488	1,017,394	(277,550)	3,547,404
Balance, shares at Mar. 31, 2024	5,500,000
Beginning balance, value at Sep. 30, 2024	$ 6	2,860,566	186,225	1,519,737	(182,071)	4,384,463
Balance, shares at Sep. 30, 2024	5,500,000
Net loss for the period				(368,815)		(368,815)
Foreign currency translation adjustments					(61,856)	(61,856)
Ending balance, value at Mar. 31, 2025	$ 6	$ 2,860,566	$ 186,225	$ 1,150,922	$ (243,927)	$ 3,953,792
Balance, shares at Mar. 31, 2025	5,500,000